FINANCIAL RISK MANAGEMENT - Interest rate risks (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
MTS Bank's capital adequacy ratio as per CBR requirements on own capital	8.00%
MTS Bank's capital adequacy ratio as per CBR requirements on base capital	4.50%
MTS Bank's capital adequacy ratio as per CBR requirements on main capital	6.00%
Capital adequacy ratio of MTS bank as per the CBR requirements for own capital	12.82%	13.70%
Capital adequacy ratio of MTS bank as per the requirements of CBR for base capital	9.95%	9.89%
Capital adequacy ratio of MTS bank as per the CBR requirements for main capital	8.22%	7.78%
Interest rate swaps
FINANCIAL RISK MANAGEMENT
Notional amount	₽ 22,163	₽ 25,387
Interest rate swaps | Fixed interest rate risk
FINANCIAL RISK MANAGEMENT
Percentage of the Group's hedged bank loans covered by swap agreements	7.40%	5.80%